ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 4, 2019	William M. Beaudoin
T +1 617 854 2337
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II

File Nos. 033-43089 and 811-06431

Ladies and Gentlemen:

On behalf of AMG Funds II (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on March 14, 2019 under Rule 497(e) (SEC Accession No. 0001193125-19-074193), to the Prospectus for AMG Chicago Equity Partners Balanced Fund, dated May 1, 2018; the Prospectus for AMG GW&K Enhanced Core Bond Fund, dated May 1, 2018, as supplemented March 1, 2019; and the Prospectus for AMG Managers Amundi Intermediate Government Fund and AMG Managers Amundi Short Duration Government Fund, dated May 1, 2018, as revised May 8, 2018, as supplemented September 20, 2018.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin